CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,478,429,243	1,475,924,523
Ordinary shares, outstanding	1,469,414,231	1,465,100,753
Treasury shares, shares	9,015,012	10,823,770